SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	2 Months Ended			3 Months Ended				9 Months Ended
	Dec. 31, 2019		Dec. 31, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (1,450)		$ (1,450)	$ (8,657,677)		$ (1,335,040)	$ 3,031,538	$ (6,961,179)
Less: Income attributable to common stock subject to possible redemption				0				(2,449,217)
Adjusted net loss				$ (8,657,677)				$ (9,410,396)
Weighted average shares outstanding, basic and diluted	25,000,000	[1]		31,301,692	[2]			30,815,111	[2]
Basic and diluted net loss per common share (2)	$ 0.00			$ (0.28)	[3]			$ (0.31)	[3]

[1]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).
[2]	Excludes an aggregate of 105,003,860 shares subject to possible redemption at September 30, 2020.
[3]	Excludes interest income of $0 and $2,449,217 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020, respectively (see Note 2).